Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	DEF 14C
Amendment Flag	false
Entity Registrant Name	SOUTHERN CALIFORNIA GAS CO
Entity Central Index Key	0000092108